Short Term Notes Payable (Details) - Schedule of Short-term Debt - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Note payable	$ 160,754	$ 111,778
Note Payable #1 [Member] | Loans Payable [Member]
Short-term Debt [Line Items]
Note payable	0	6,706
Note Payable #2 [Member] | Loans Payable [Member]
Short-term Debt [Line Items]
Note payable	0	45,240
Note Payable #3 [Member] | Loans Payable [Member]
Short-term Debt [Line Items]
Note payable	0	59,832
Merchant Note Payable #1 [Member] | Loans Payable [Member]
Short-term Debt [Line Items]
Note payable	85,256	0
Merchant Note Payable #2 [Member] | Loans Payable [Member]
Short-term Debt [Line Items]
Note payable	38,360	0
Merchant Note Payable #3 [Member] | Loans Payable [Member]
Short-term Debt [Line Items]
Note payable	$ 37,138	$ 0